Short-Term Debt (Short-Term Revolving and Non-Revolving Credit Facilities, Outstanding Borrowings and Available Capacity) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Total available capacity	$ 2,773	$ 3,155
Total advances under available facilities	1,436	2,735
Available capacity under existing agreements	$ 1,337	420
Revolving credit facility | TEC
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2026
Total available capacity	$ 401	1,084
Revolving credit facility | TECO Energy/TECO Finance
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2026
Total available capacity	$ 0	542
Revolving credit facility | TECO Finance
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2026
Total available capacity	$ 529	0
Revolving credit facility | PGS
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2028
Total available capacity	$ 331	0
Revolving credit facility | NMGC
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2026
Total available capacity	$ 165	169
Revolving credit facility II | TEC
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2024
Total available capacity	$ 265	542
Revolving credit facility III | TEC
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2024
Total available capacity	$ 265	0
Revolving credit facility III | Other
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Total available capacity	$ 17	18
Term credit facility | TEC
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2024
Non-revolving term loan | Emera Inc.
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2024
Total available capacity	$ 400	400
Non-revolving term loan II | Emera Inc.
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2024
Total available capacity	$ 400	400
Advances under revolving credit and term facilities
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Total advances under available facilities	1,433	2,731
Letters of credit issued within the credit facilities
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Total advances under available facilities	$ 3	$ 4